Subsequent Events	12 Months Ended
Oct. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

On January 3, 2025, the Company held its Annual General Meeting of Shareholders (the “Annual Meeting”). At the Annual Meeting, the shareholders voted to approve (1) the proposed change of the name of the Company from “Caravelle International Group” to “High-Trend International Group,” (2) the proposed re-designation and re-classification of 497,500,000 Class A Ordinary Shares of a par value of $0.0001 each in the capital of the Company (including all of the issued and outstanding shares) as 497,500,000 Class A Ordinary Shares, and a proposed re-designation and re-classification of 2,500,000 unissued Class A Ordinary Shares of a par value of $0.0001 each in the capital of the Company as 2,500,000 Class B Ordinary Shares, so that the authorized share capital of the Company is $50,000 divided into 497,500,000 Class A Ordinary Shares of a par value of $0.0001 each and 2,500,000 Class B Ordinary Shares of a par value of $0.0001 each, each with the rights, privileges, preferences and restrictions set out in the Amended M&A (as defined below), (3) the proposed second amended and restated memorandum and articles of association of the Company (the “Amended M&A”), and (4) the proposed removal of Mr. Guohua Zhang as a director of the Company. The Company also presented to its shareholders the Company’s financial information for the fiscal year ended October 31, 2023 and afforded the shareholders the opportunity to discuss Company affairs with management.

Subsequent to October 31, 2024, the Company approved to issue an aggregate of 3,054,224 Class A Ordinary Shares to several directors and managers as remuneration and bonus based on their services contract terms.

The Company has assessed all events from October 31, 2024 through February 27, 2025, which is the date that these consolidated financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these consolidated financial statements other than events detailed above.